Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2009
Current Assets
Cash	$ 525,213	$ 947,153
Marketable securities - available for sale	716,660
Employee receivable		1,084
Related party receivable		5,258
Goods and Services tax refund receivable	15,398	16,328
Deferred financing costs			3,223	3,223
Prepaid expenses and other current assets		1,866	2,500	2,500
Note receivable, net of discount			496,777	496,777
Total Current Assets	1,257,271	971,689	502,500	502,500
Property and equipment, net		3,613
Investment in mining option		2,300,000
Total Assets	1,257,271	3,275,302	502,500	502,500
Current Liabilities
Accounts payable	80,806	326,228	17,194	14,534
Accounts payable-related party	12,174	65,183	7,500	7,000
Accrued liabilities	38,084	258,020
Advances from stockholder			82,405	82,405
Convertible note payable			500,000	500,000
Total Current Liabilities	131,064	649,431	607,099	603,939
Total Liabilities	131,064	649,431	607,099	603,939
Commitments and contingencies
Total Stockholders' Equity (Deficit)
Preferred stock, value
Common stock, value	93,013	93,013	200,200	200,200
Additional paid-in capital	5,933,729	5,866,408	(122,600)	(122,600)
Other comprehensive income (loss)	(17,281)	2,136
Deficit accumulated in the exploration stage	(4,883,254)	(3,335,686)	(182,199)	(179,039)
Total Stockholders' Equity (Deficit)	1,126,207	2,625,871	(104,599)	(101,439)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,257,271	$ 3,275,302	$ 502,500	$ 502,500